Condensed Consolidated Income Statement (unaudited) (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Condensed Income Statements, Captions [Line Items]
Amortization of currently marketed intangible assets	$ 3,082	$ 0
Current marketed products
Condensed Income Statements, Captions [Line Items]
Amortization of currently marketed intangible assets	$ 3,082	$ 0